Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2017
Prospectus

Effective November 7, 2017, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

Effective November 7, 2017, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in low-priced stocks. Low-priced stocks are those that are priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share. For convertible preferred stocks, the Adviser may consider the price of the security itself or the price of the security into which it is convertible.

The following information supplements information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

LPS-K-17-05 1.882816.113	December 1, 2017

Supplement to the
Fidelity® Low-Priced Stock K6 Fund
September 29, 2017
Prospectus

Effective November 7, 2017, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of a qualifying fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Effective November 7, 2017, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in low-priced stocks. Low-priced stocks are those that are priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share. For convertible preferred stocks, the Adviser may consider the price of the security itself or the price of the security into which it is convertible. For the purposes of this policy, securities contributed in kind to the fund representing the proceeds of a redemption in kind from a product employing a substantially similar investment strategy that is managed by the Adviser or an affiliate shall be deemed to constitute low-priced stocks.

The following information replaces similar information found in the "Shareholder Information" section under the "Buying Shares - Eligibility" heading.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of a qualifying fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about fund shares.

Shares generally are not available to retail retirement or non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) accounts that are not part of an employer's 403(b) plan, or qualified tuition programs.

The following information supplements information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

LPSK6-17-03 1.9885826.102	December 1, 2017

Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2017
Prospectus

Effective November 7, 2017, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

Effective November 7, 2017, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in low-priced stocks. Low-priced stocks are those that are priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share. For convertible preferred stocks, the Adviser may consider the price of the security itself or the price of the security into which it is convertible.

The following information supplements information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Ms. Buck will retire effective as of March 31, 2018. At that time, she will no longer serve as a co-manager for the fund.

LPS-17-05 1.480654.135	December 1, 2017